NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	5 Months Ended		12 Months Ended		53 Months Ended	58 Months Ended
	May 31, 2013	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	May 31, 2013
Accounting Policies [Abstract]
Advertising Expense	$ 0		$ 0	$ 0	$ 2,906	$ 2,906
Research and Development Expense	$ 0	$ 0	$ 0	$ 0	$ 258,566	$ 258,566